HEDGE ACCOUNTING - Textual (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 COP ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)	Nov. 02, 2016 USD ($)	Dec. 21, 2015 USD ($)
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Other financial liabilities					$ 230	$ 102
Hedging instrument, liabilities					94,298		$ 195,539	$ 500
Hedging instrument, assets					$ 166,598		30,138
Reclassification adjustments on cash flow hedges, net of tax	$ 20,066	$ (276)	$ (26,846)
Intra group liability
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Gains (losses) on exchange differences of intra group liability	$ 73,708
Minimum
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Percentage of hedging effectiveness				80	80
Maximum
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Percentage of hedging effectiveness				125	125
Leasing Bogota Panama S.A.
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Hedging instrument, assets									$ 500
Hedges of net investment in foreign operations | Leasing Bogota Panama S.A.
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Bonds issued designated as hedging instruments				$ 2,067		$ 2,067
Cash flow hedges
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Hedging instrument, assets					$ 874		$ 13,414
Cash flow hedges | Banco de Bogota S.A.
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Hedging instrument, liabilities								$ 500